As filed with the Securities and Exchange Commission on August 24, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number [811-05037]

[Professionally Managed Portfolios]
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Item 1. Schedule of Investments.

	PERKINS DISCOVERY FUND
	SCHEDULE OF INVESTMENTS at June 30, 2011 (Unaudited)

Shares		Value
	COMMON STOCKS: 93.0%
	Administrative Services: 1.5%
50,000	RCM Technologies, Inc. *	$267,500

	Ambulatory Health Care Services: 8.0%
30,000	MEDTOX Scientific, Inc. *	524,100
100,000	RadNet, Inc. *	440,000
20,000	U.S. Physical Therapy, Inc. *	494,600
		1,458,700

	Amusement, Gaming & Entertainment: 0.5%
45,000	Lakes Entertainment, Inc. *	99,000

	Chemical Manufacturing: 8.5%
175,000	AVI BioPharma, Inc. *	250,250
70,000	Cardiome Pharma Corp.	311,500
45,000	Cardiovascular Systems, Inc. *	655,200
150,000	Dyadic International, Inc.*	246,000
50,000	Oculus Innovative Sciences, Inc. *	92,000
		1,554,950

	Computers & Electronic Manufacturing: 3.1%
50,000	EDAP TMS SA - ADR *	164,000
75,000	Synergetics USA, Inc. *	413,250
		577,250

	Computer Systems Design Services: 21.6%
85,000	Augme Technologies, Inc.*	265,200
80,000	Computer Task Group, Inc. *	1,053,600
20,000	Datalink Corp. *	139,000
22,000	Dynamics Research Corp. *	300,080
60,000	Ebix, Inc. *	1,143,000
24,000	Echo Global Logistics, Inc. *	426,000
30,000	NetScout Systems, Inc. *	626,700
		3,953,580

	Diversified Financial Services: 0.1%
400,000	Swordfish Financial, Inc. *	14,800

	Educational Services: 1.9%
20,000	Lincoln Educational Services Corp.	343,000

	Electrical Equipment: 3.6%
45,000	Coleman Cable, Inc. *	661,050

	Food Manufacturing: 6.3%
10,000	Diamond Foods, Inc.	763,400
100,000	Inventure Foods, Inc. *	399,000
		1,162,400

	Food Services: 2.5%
45,000	Famous Dave's of America, Inc. *	450,450

	Healthcare Manufacturing: 6.6%
125,000	InfuSystem Holdings, Inc. *	267,500
125,000	Uroplasty, Inc. *	937,500
		1,205,000

	Healthcare Plans: 2.6%
100,000	Metropolitan Health Networks, Inc. *	479,000

	Internet Services: 2.1%
85,000	PFSweb, Inc. *	390,150

	Management Consulting: 7.9%
235,000	Insignia Systems, Inc. *	878,900
60,000	IntegraMed America, Inc. *	579,000
		1,457,900

	Printing Services: 2.0%
45,000	InnerWorkings, Inc. *	375,300

	Retailers: 4.8%
90,000	Appliance Recycling Centers of America, Inc. *	414,000
60,000	U.S. Auto Parts Network, Inc. *	459,600
		873,600

	Software Services: 5.0%
65,000	Actuate Corp.*	380,250
20,000	ePlus, Inc. *	528,800
		909,050

	Telecommunications: 2.2%
90,000	Broadcast International, Inc. *	76,500
100,000	Multiband Corp. *	325,000
		401,500

	Toys & Games: 2.2%
50,000	Summer Infant, Inc. *	406,000

	TOTAL COMMON STOCKS
	(Cost $12,149,194)	17,040,180

	SHORT-TERM INVESTMENTS: 7.1%
	Money Market Funds: 7.1%
448,167	Invesco Liquid Assets Portfolio-Institutional Class, 0.083% ^	448,167
854,749	Invesco Short-Term Prime Portfolio-Institutional Class, 0.022%^	854,749
		1,302,916
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,302,916)	1,302,916

	TOTAL INVESTMENTS IN SECURITIES: 100.1%
	(Cost $13,452,110)	18,343,096
	Liabilities in Excess of Other Assets: (0.1%)	(14,196)
	TOTAL NET ASSETS: 100.0%	$18,328,900

*	Non-income producing security.
ADR	American Depository Receipt
^	7-day yield as of June 30, 2011.

	The cost basis of investments for federal income tax purposes at June 30, 2011 was as follows:

	Cost of investments	$13,452,110
	Gross unrealized appreciation	6,704,755
	Gross unrealized depreciation	(1,813,769)
	Net unrealized appreciation	$4,890,986

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Perkins Discovery Fund’s (the "Fund") previous fiscal year end. For the previous fiscal year’s federal
	income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent
	annual report.

Perkins Discovery Fund
Summary of Fair Value Exposure at June 30, 2011 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3— Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2011:

Description	Level 1	Level 2	Level 3	Total
Common Stocks ^	$17,040,180	$-	$-	$17,040,180
Short-Term Investments	1,302,916	-	-	1,302,916
Total Investments in Securities	$18,343,096	$-	$-	$18,343,096

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title) /s/Eric W. Falkeis
   Eric W. Falkeis, President

Date  August xx, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Eric W. Falkeis
     Eric W. Falkeis, President

Date August 23, 2011

By (Signature and Title)* /s/ Patrick J. Rudnick
                                             Patrick J. Rudnick, Treasurer

Date August 23, 2011

* Print the name and title of each signing officer under his or her signature.

Perkins Discovery Form N-Q 6.30.11